OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

     Evergreen International Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Intrinsic World Equity Fund, for the period ended June 30, 2007. This one series has a October 31 fiscal year end.

Date of reporting period: June 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Intrinsic World Equity Fund

Evergreen

INTRINSIC WORLD EQUITY FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
August 2007

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Intrinsic World Equity Fund for the six-month period ended June 30, 2007.

World equity markets delivered solid performance during the first half of 2007, propelled by strong growth trends throughout the globe. In the United States, the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals drove stock prices higher. Outside the U.S., stock performance was even more impressive, with emerging markets extending their performance advantage over developed markets during the first six months of the calendar year. In contrast, fixed-income markets, both domestic and foreign, increasingly struggled as investors watched for signs that the monetary policies of the U.S. Federal Reserve Board (the “Fed”) and other major central banks might change in the face of mounting evidence of rising inflationary pressures.

While the pace of the domestic economy’s growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three

LETTER TO SHAREHOLDERS continued

months of the calendar year, but evidence of renewed economic strength became apparent in the second quarter. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., vigorous growth in emerging markets, notably China and India, combined with a rebounding European economy, helped to sustain a robust global expansion that showed few signs of slowing.

During this period, the team managing Evergreen Intrinsic World Equity Fund kept the portfolio well diversified, with exposure to equity markets throughout the world. At the end of the period, managers had invested almost two-thirds of net assets in foreign equities while keeping more than 30% of net assets in the U.S.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Metropolitan West Capital Management, LLC

Portfolio Managers:

• Howard Gleicher, CFA

• David M. Graham

• Gary W. Lisenbee

• Jeffrey Peck

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

Performance for the Fund prior to May 21, 2007, is the performance of Atlas Global Growth Fund, the Fund’s predecessor. The performance information has not been adjusted to reflect the actual operating expenses of the Fund’s various share classes. The predecessor fund was not advised by the Fund’s Investment Advisor or Sub-Advisor and its investment policies differed from the Fund’s investment policies.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1996

	Class A	Class B	Class C	Class I
Class inception date	4/30/1996	5/18/2007	5/18/2007	5/18/2007

Nasdaq symbol	EWEAX	EWEBX	EWECX	EWEIX

6-month return with sales charge	2.20%	3.38%	7.34%	N/A

6-month return w/o sales charge	8.42%	8.38%	8.34%	8.46%

Average annual return*

1-year with sales charge	14.81%	16.77%	20.73%	N/A

1-year w/o sales charge	21.82%	21.77%	21.73%	21.86%

5-year	13.10%	14.20%	14.43%	14.45%

10-year	11.53%	12.19%	12.19%	12.20%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior their inception is based on the performance of Class A. Historical performance for Class A prior to 5/21/2007 is based on the performance of the fund’s predecessor fund, Atlas Global Growth Fund. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and fund’s predecessor fund and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Intrinsic World Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International World Index (MSCI World) and the Consumer Price Index (CPI).

The MSCI World is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example for Class B, Class C and Class I is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 18, 2007 (commencement of class operations) to June 30, 2007. The actual expense Example for Class A is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The hypothetical expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	6/30/2007	Period

Actual
Class A	$ 1,000.00	$ 1,084.18	$ 6.30*
Class B	$ 1,000.00	$ 1,008.75	$ 2.41**
Class C	$ 1,000.00	$ 1,008.40	$ 2.33**
Class I	$ 1,000.00	$ 1,009.44	$ 1.28**
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.74	$ 6.11*
Class B	$ 1,000.00	$ 1,014.68	$ 10.19*
Class C	$ 1,000.00	$ 1,015.03	$ 9.84*
Class I	$ 1,000.00	$ 1,019.44	$ 5.41*

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.22% for Class A, 2.04% for Class B, 1.97% for Class C and 1.08% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

** For Class B, Class C and Class I shares of the Fund, expenses are equal to the annualized expense ratio of each class (2.04% for Class B, 1.97% for Class C and 1.08% for Class I), multiplied by the average account value over the period since each class’ commencement of operations (May 18, 2007), multiplied by 43 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended December 31,
	June 30, 2007
CLASS A	(unaudited)[1]	2006[1]	2005[1]	2004[1]	2003[1]	2002[1]

Net asset value, beginning of period	$ 26.61	$ 23.65	$ 21.02	$ 17.89	$ 12.75	$ 16.52

Income from investment operations
Net investment income (loss)	0.21	0.17[2]	0.09[2]	0.04[2]	0.01[2]	0[2]
Net realized and unrealized gains or losses on investments	2.03	3.62	2.65	3.14	5.13	(3.77)

Total from investment operations	2.24	3.79	2.74	3.18	5.14	(3.77)

Distributions to shareholders from
Net investment income	0	(0.16)	(0.11)	(0.05)	0	0
Net realized gains	0	(0.67)	0	0	0	0

Total distributions to shareholders	0	(0.83)	(0.11)	(0.05)	0	0

Net asset value, end of period	$ 28.85	$ 26.61	$ 23.65	$ 21.02	$ 17.89	$ 12.75

Total return[3]	8.42%	16.02%	13.02%	17.79%	40.31%	(22.82%)

Ratios and supplemental data
Net assets, end of period (thousands)	$323,376	$457,035	$321,219	$242,402	$159,443	$88,842
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.22%[4]	1.29%	1.31%	1.35%	1.54%	1.48%
Expenses excluding waivers/reimbursements and
expense reductions	1.22%[4]	1.29%	1.31%	1.35%	1.54%	1.48%
Net investment income (loss)	1.21%[4]	0.66%	0.43%	0.22%	0.06%	(0.03%)
Portfolio turnover rate	56%	21%	28%	20%	38%	39%

1 On May 21, 2007, the Fund acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”). Atlas Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 21, 2007 are those of Atlas Fund.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
Six Months Ended
June 30, 2007
CLASS B	(unaudited)[1]

Net asset value, beginning of period	$28.59

Income from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gains or losses on investments	0.26

Total from investment operations	0.25

Net asset value, end of period	$28.84

Total return[2]	0.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 14
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.04%[3]
Expenses excluding waivers/reimbursements and expense reductions	2.04%[3]
Net investment income (loss)	(0.57%)[3]
Portfolio turnover rate	56%

1 For the period from May 18, 2007 (commencement of class operations), to June 30, 2007.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
Six Months Ended
June 30, 2007
CLASS C	(unaudited)[1]

Net asset value, beginning of period	$28.59

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	0.24

Total from investment operations	0.24

Net asset value, end of period	$28.83

Total return[2]	0.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 3
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.97%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.97%[3]
Net investment income (loss)	0.00%[3]
Portfolio turnover rate	56%

1 For the period from May 18, 2007 (commencement of class operations), to June 30, 2007.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
Six Months Ended
June 30, 2007
CLASS I	(unaudited)[1]

Net asset value, beginning of period	$ 28.59

Income from investment operations
Net investment income (loss)	0.01
Net realized and unrealized gains or losses on investments	0.26

Total from investment operations	0.27

Net asset value, end of period	$ 28.86

Total return	0.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$77,899
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.08%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.08%[2]
Net investment income (loss)	0.25%[2]
Portfolio turnover rate	56%

1 For the period from May 18, 2007 (commencement of class operations), to June 30, 2007.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 88.0%
CONSUMER DISCRETIONARY 11.6%
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	Panama	110,000	$ 5,364,700

Household Durables 1.7%
NVR, Inc. *	United States	6,100	4,146,475
Sony Corp.	Japan	50,000	2,568,994

			6,715,469

Media 6.3%
Citadel Broadcasting Corp. *	United States	9,223	59,490
CKX, Inc. *	United States	29,700	410,454
Grupo Televisa SA de CV, ADR	Mexico	122,728	3,388,520
Lions Gate Entertainment Corp. *	Canada	549,000	6,055,470
Singapore Press Holdings, Ltd.	Singapore	360,681	1,093,794
Time Warner, Inc.	United States	290,000	6,101,600
Walt Disney Co.	United States	120,100	4,100,214
Warner Music Group Corp.	United States	275,000	3,973,750

			25,183,292

Specialty Retail 2.3%
H&M Hennes & Mauritz AB, Class B	Sweden	153,400	9,113,870

CONSUMER STAPLES 10.7%
Beverages 2.3%
Diageo plc	United Kingdom	179,698	3,738,766
Fomento Economico Mexicano SA de CV	Mexico	851,400	3,338,592
Grupo Modelo SA de CV, Ser. C	Mexico	400,000	2,179,630

			9,256,988

Food & Staples Retailing 2.4%
Aeon Co., Ltd.	Japan	318,000	5,910,876
Tesco plc	United Kingdom	451,285	3,789,245

			9,700,121

Food Products 4.3%
Bunge, Ltd.	Bermuda	80,000	6,760,000
Cadbury Schweppes plc	United Kingdom	340,127	4,640,409
Unilever NV	Netherlands	190,000	5,893,859

			17,294,268

Household Products 1.7%
Kao Corp.	Japan	194,000	5,023,214
Reckitt Benckiser plc	United Kingdom	33,258	1,824,987

			6,848,201

ENERGY 6.5%
Energy Equipment & Services 2.6%
Transocean, Inc. *	Cayman Islands	71,500	7,577,570
Weatherford International, Ltd. *	Bermuda	56,000	3,093,440

			10,671,010

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 3.9%
BP plc, ADR	United Kingdom	49,960	$ 3,604,114
Chevron Corp.	United States	40,516	3,413,068
Royal Dutch Shell plc	United Kingdom	146,000	5,965,652
Total SA	France	32,010	2,610,699

			15,593,533

FINANCIALS 19.0%
Capital Markets 2.5%
Credit Suisse Group	Switzerland	43,233	3,091,231
Morgan Stanley	United States	58,500	4,906,980
Northern Trust Corp.	United States	32,700	2,100,648

			10,098,859

Commercial Banks 11.7%
77 Bank, Ltd.	Japan	878,000	5,701,299
Deutsche Postbank AG	Germany	71,000	6,252,895
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	242,063	4,412,010
M&T Bank Corp.	United States	56,000	5,986,400
Mitsubishi UFJ Financial Group, Inc.	Japan	600	6,623,376
Royal Bank of Scotland Group plc	United Kingdom	271,940	3,453,688
Societe Generale	France	12,167	2,264,764
Standard Chartered plc	United Kingdom	200,000	6,540,695
Unicredito Italian SpA	Italy	625,000	5,608,355

			46,843,482

Consumer Finance 1.6%
Orix Corp.	Japan	13,000	3,424,107
Orix Corp., ADR *	Japan	21,100	2,811,364

			6,235,471

Diversified Financial Services 0.5%
JPMorgan Chase & Co.	United States	44,111	2,137,178

Insurance 2.7%
AFLAC, Inc.	United States	62,000	3,186,800
American International Group, Inc.	United States	32,700	2,289,981
Everest Re Group, Ltd.	Bermuda	13,000	1,412,320
Prudential plc	United Kingdom	275,943	3,952,973

			10,842,074

HEALTH CARE 5.7%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	United States	95,000	5,352,300
Smith & Nephew plc	United Kingdom	105,230	1,306,883

			6,659,183

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 4.1%
AstraZeneca plc, ADR	United Kingdom	58,000	$ 3,101,840
Novartis AG	Switzerland	65,612	3,705,831
Novo Nordisk AS	Denmark	16,800	1,833,377
Sanofi-Aventis SA	France	73,087	5,945,064
Shionogi & Co., Ltd.	Japan	110,000	1,794,643

			16,380,755

INDUSTRIALS 13.4%
Aerospace & Defense 5.0%
Boeing Co.	United States	33,100	3,182,896
European Aeronautic Defence & Space Co., NV	Netherlands	141,520	4,619,948
Finmeccanica SpA	Italy	154,000	4,758,484
Lockheed Martin Corp.	United States	26,400	2,485,032
Northrop Grumman Corp.	United States	29,500	2,297,165
Raytheon Co.	United States	48,700	2,624,443

			19,967,968

Airlines 1.4%
AMR Corp. *	United States	212,000	5,586,200

Building Products 1.4%
Toto, Ltd.	Japan	654,000	5,664,107

Electrical Equipment 0.6%
Emerson Electric Co.	United States	48,800	2,283,840

Industrial Conglomerates 3.6%
3M Co.	United States	52,200	4,530,438
Siemens AG	Germany	68,874	9,934,185

			14,464,623

Machinery 1.4%
Komatsu, Ltd.	Japan	197,000	5,724,513

INFORMATION TECHNOLOGY 11.8%
Communications Equipment 3.1%
Alcatel-Lucent	France	189,000	2,646,000
Corning, Inc. *	United States	48,400	1,236,620
Ericsson, Ser. B	Sweden	2,081,200	8,352,784

			12,235,404

Computers & Peripherals 1.3%
Apple, Inc. *	United States	43,000	5,247,720

Electronic Equipment & Instruments 1.1%
Murata Manufacturing Co., Ltd.	Japan	57,800	4,358,458

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 2.3%
Samsung Electronics Co., Ltd.	South Korea	4,412	$ 2,702,881
Texas Instruments, Inc.	United States	177,000	6,660,510

			9,363,391

Software 4.0%
Adobe Systems, Inc. *	United States	25,500	1,023,825
Microsoft Corp.	United States	126,200	3,719,114
Nintendo Co., Ltd.	Japan	7,900	2,891,964
Oracle Corp. *	United States	166,000	3,271,860
SAP AG	Germany	101,273	5,218,174

			16,124,937

MATERIALS 2.0%
Chemicals 2.0%
Syngenta AG	Switzerland	5,613	1,099,030
Toray Industries, Inc. *	Japan	951,000	7,032,151

			8,131,181

TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 1.3%
Deutsche Telekom AG *	Germany	281,000	5,206,570

Wireless Telecommunication Services 4.3%
KDDI Corp.	Japan	631	4,676,161
SK Telecom Co., Ltd., ADR	South Korea	73,950	2,022,473
Vodafone Group plc	United Kingdom	3,074,593	10,351,085

			17,049,719

UTILITIES 1.7%
Electric Utilities 1.7%
Enersis SA	Chile	335,700	6,730,785

Total Common Stocks (cost $285,368,013)			353,077,870

EXCHANGE TRADED FUNDS 10.4%
iShares MSCI EAFE Index	United States	260,000	21,005,400
SPDR Trust, Series 1	United States	138,000	20,759,340

Total Exchange Traded Funds (cost $41,728,478)			41,764,740

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $4,582,000)	United States	4,582,000	4,582,000

Total Investments (cost $331,678,491) 99.5%			399,424,610
Other Assets and Liabilities 0.5%			1,866,602

Net Assets 100.0%			$ 401,291,212

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
June 30, 2007 (unaudited)

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
ADR	American Depository Receipt
SPDR	Standard & Poor’s Depository Receipts

The following table shows the percent of total long-term investments by geographic location as of June 30, 2007:

United States	34.7%
Japan	16.1%
United Kingdom	14.2%
Germany	6.6%
Sweden	4.4%
France	3.4%
Bermuda	2.8%
Netherlands	2.6%
Italy	2.6%
Mexico	2.2%
Switzerland	2.0%
Cayman Islands	1.9%
Chile	1.7%
Canada	1.5%
Panama	1.3%
South Korea	1.2%
Denmark	0.5%
Singapore	0.3%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2007:

Financials	19.3%
Industrials	13.6%
Information Technology	12.0%
Consumer Discretionary	11.7%
Consumer Staples	10.9%
Energy	6.7%
Health Care	5.8%
Telecommunication Services	5.6%
Materials	2.1%
Utilities	1.7%
Other	10.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $327,096,491)	$ 394,842,610
Investments in affiliated money market fund, at value (cost $4,582,000)	4,582,000

Total investments	399,424,610
Receivable for securities sold	1,460,532
Receivable for Fund shares sold	275,913
Dividends receivable	1,031,607
Prepaid expenses and other assets	87,639

Total assets	402,280,301

Liabilities
Payable for securities purchased	886,706
Due to custodian bank, foreign currency, at value (cost $958)	966
Advisory fee payable	20,384
Distribution Plan expenses payable	6,631
Due to other related parties	4,403
Accrued expenses and other liabilities	69,999

Total liabilities	989,089

Net assets	$ 401,291,212

Net assets represented by
Paid-in capital	$ 244,218,845
Undistributed net investment income	2,036,124
Accumulated net realized gains on investments	87,293,957
Net unrealized gains on investments	67,742,286

Total net assets	$ 401,291,212

Net assets consists of
Class A	$ 323,375,781
Class B	13,844
Class C	3,027
Class I	77,898,560

Total net assets	$ 401,291,212

Shares outstanding (unlimited number of shares authorized)
Class A	11,209,963
Class B	480
Class C	105
Class I	2,699,599

Net asset value per share
Class A	$ 28.85
Class A — Offering price (based on sales charge of 5.75%)	$ 30.61
Class B	$ 28.84
Class C	$ 28.83
Class I	$ 28.86

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited) (a) (b)

Investment income
Dividends (net of foreign withholding taxes of $477,350)	$ 4,972,349
Securities lending	225,499
Income from affiliate	95,336

Total investment income	5,293,184

Expenses
Advisory fee	1,606,466
Distribution Plan expenses
Class A	536,784
Class B	7
Class C	1
Administrative services fee	47,131
Transfer agent fees	179,667
Trustees’ fees and expenses	5,349
Printing and postage expenses	26,868
Custodian and accounting fees	183,035
Registration and filing fees	53,951
Professional fees	28,121
Other	13,052

Total expenses	2,680,432
Less: Expense reductions	(627)

Net expenses	2,679,805

Net investment income	2,613,379

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	86,807,525
Foreign currency related transactions	(123,345)

Net realized gains on investments	86,684,180
Net change in unrealized gains or losses on investments	(54,376,366)

Net realized and unrealized gains or losses on investments	32,307,814

Net increase in net assets resulting from operations	$ 34,921,193

(a) On May 21, 2007 the Fund acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”). Atlas Fund was the accounting and performance survivor in this transaction. The information for the period prior to May 21, 2007 is that of Atlas Fund.

(b) For Classes B and C, for the period from May 18, 2007 (commencement of class operations), to June 30, 2007.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited) (a) (b)		December 31, 2006 (a)

Operations
Net investment income	$ 2,613,379		$ 2,537,958
Net realized gains on investments	86,684,180		12,150,847
Net change in unrealized gains or losses
on investments	(54,376,366)		43,080,145

Net increase in net assets resulting
from operations	34,921,193		57,768,950

Distributions to shareholders from
Net investment income
Class A	0		(2,700,782)
Net realized gains
Class A	0		(11,092,431)

Total distributions to shareholders	0		(13,793,213)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	941,391	25,426,480	6,506,103	163,488,132
Class B	480	13,795	0	0
Class C	105	3,000	0	0
Class I	3,089,271	87,463,196	0	0

	112,906,471		163,488,132

Net asset value of shares issued in
reinvestment of distributions
Class A	0	0	511,505	13,653,702

Payment for shares redeemed
Class A	(6,906,892)	(192,531,809)	(3,423,659)	(85,302,105)
Class I	(389,672)	(11,039,187)	0	0

	(203,570,996)		(85,302,105)

Net increase (decrease) in net assets
resulting from capital share transactions	(90,664,525)		91,839,729

Total increase (decrease) in net assets	(55,743,332)		135,815,466
Net assets
Beginning of period	457,034,544		321,219,078

End of period	$ 401,291,212		$ 457,034,544

Undistributed (overdistributed) net
investment income	$ 2,036,124		$ (577,255)

(a) On May 21, 2007 the Fund acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”). Atlas Fund was the accounting and performance survivor in this transaction. The information for the periods prior to May 21, 2007 is that of Atlas Fund.

(b) For Classes B, C and I, for the period from May 18, 2007 (commencement of class operations), to June 30, 2007.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intrinsic World Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

On May 21, 2007, the net assets of Atlas Global Growth Fund (“Atlas Fund”), a series of Atlas Funds, were acquired by the Fund in an exchange for shares of the Fund. Shareholders of Atlas Fund received Class A shares of the Fund. As Atlas Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of Atlas Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the period from May 21, 2007 to June 30, 2007, EIMC received $294,647 for its investment advisory services.

Prior to May 21, 2007, Atlas Advisers, Inc. served as investment advisor to Atlas Fund and was paid an annual fee starting at 0.80% and declining to 0.70% as average daily net assets increased.

Metropolitan West Capital Management, LLC (“MetWest”), an indirect subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period from May 21, 2007 to June 30, 2007, ESC received $33,134 for its transfer agent services.

Prior to May 21, 2007, PFPC served as transfer and dividend disbursing agent for Atlas Fund and was paid a fee based on the size, type and number of accounts and transactions made by Atlas Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares. For the period from May 21, 2007 to June 30, 2007, the Fund paid EIS $105,912, $7 and $1 for distribution fees related to Class A, Class B and Class C shares.

For the period from May 21, 2007 to June 30, 2007, EIS received $84 from the sale of Class A shares.

Prior to May 21, 2007 Atlas Securities LLC acted as principal underwriter for shares of Atlas Fund and received distribution fees at an annual rate of 0.25% of the average daily net assets of Atlas Fund.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $237,966,943 and $305,021,380, respectively, for the six months ended June 30, 2007.

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $333,364,012. The gross unrealized appreciation and depreciation on securities based on tax cost was $70,026,198 and $3,965,600, respectively, with a net unrealized appreciation of $66,060,598.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the proposed investment advisory agreement between the Fund and EIMC and the proposed sub-advisory agreement among the Fund, EIMC and MetWest at a meeting held in December of 2006. At that meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, EIMC, or MetWest approved the Fund’s investment advisory agreements.

The Board of Trustees regularly meets with representatives of Evergreen Investments (“Evergreen”) during the course of the year and met with representatives of MetWest in March of 2006. In considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreements with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreements, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

The Trustees considered that EIMC, MetWest, and EIMC’s affiliates would provide a comprehensive investment management service and implement an investment program for the Fund. The Trustees also considered that EIMC makes its personnel available to serve as officers of the Evergreen funds and concluded that the reporting and management functions provided by EIMC with respect to the Evergreen funds overall were generally satisfactory. In considering approval of the Fund’s investment advisory agreements with EIMC and MetWest, the Trustees considered, among other factors, MetWest’s portfolio management team’s investment approach; information regarding MetWest’s historical investment performance, as represented by a composite of accounts managed by MetWest, in comparison to comparable Evergreen funds and the MSCI World Free Index; the fees to be paid by the Fund to EIMC and affiliates of EIMC and by EIMC to MetWest; and the estimated expenses that the Fund would pay after its launch. On the basis of these factors, they determined that the nature and scope of the services proposed to be provided by EIMC and MetWest were likely to be consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment program and best interests of the Fund.

The Trustees noted that the assets of the Atlas Global Growth Fund, which would be acquired by the Fund, were approximately $405 million. The Trustees also considered whether further growth in assets of the Fund might result in economies of scale and noted that the advisory fee for the Fund contemplated breakpoints starting at $1 billion, which appeared reasonable to the Trustees in light of the information available to them. The Trustees also reviewed fees paid by other comparable investment companies and by international institutional accounts managed by Evergreen.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that the combined management and administrative fees were below the average of the peer group of funds compiled by Evergreen from information provided by an independent data provider. In their consideration of the fees to be paid by the Fund, the Trustees considered information provided by EIMC regarding the projected profitability of the Fund to EIMC on the basis of which the Trustees determined that the likely profitability did not appear unreasonable.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

8/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

580711   8/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: August 27, 2007